Financial instruments risk, Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) $ / $	Dec. 31, 2016 MXN ($) $ / $	Apr. 20, 2018 $ / $
Currency Risk [Member]
Currency risk [Abstract]
Foreign exchange rate | $ / $	19.7354	20.6640
Currency Risk [Member] | Minimum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	(4.73%)	(19.70%)
Currency Risk [Member] | Maximum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	4.73%	19.70%
Currency Risk [Member] | Subsequent Event [Member]
Currency risk [Abstract]
Foreign exchange rate | $ / $			18.2819
Currency Risk [Member] | US [Member]
Currency risk [Abstract]
Percentage of sales denominated in US dollars	75.00%	75.00%
Percentage of costs and expenses denominated in US dollars	25.00%	25.00%
Assets	$ 548,919	$ 1,217,594
Liabilities	(828,367)	(1,177,029)
Total assets (liabilities)	(279,448)	40,565
Currency Risk [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	1,120	1,728
Liabilities	(134,547)	(151,080)
Total assets (liabilities)	(133,427)	(149,352)
4.73% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	(19,547)
4.73% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	25,989
Liabilities	(39,219)
4.73% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	53
Liabilities	(6,370)
4.73% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	19,547
4.73% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	(25,989)
Liabilities	39,219
4.73% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	(53)
Liabilities	$ 6,370
19.70% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		(21,427)
19.70% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		239,821
Liabilities		(231,831)
19.70% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		340
Liabilities		(29,757)
19.70% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		(21,427)
19.70% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		(239,821)
Liabilities		231,831
19.70% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		(340)
Liabilities		$ 29,757